UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/06

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Parnassus Investments
Address: One Market - Steuart Tower #1600
         San Francisco, CA 94105

Form 13F File Number: 28-05022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Debra A. Early
Title:   Chief Financial Officer
Phone:   (415) 778-0200

Signature, Place, and Date of Signing:


/S/ Debra A. Early            San Francisco, CA        02/12/07
-----------------------       -------------------      ---------
[Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:        111

Form 13F Information Table Value Total:  1,195,009
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


PAGE:    1 OF:   4      FORM 13F      NAME OF REPORTING MANAGER: Parnassus Investments                    #028-05022  DATE:12/31/06


      ITEM 1:           ITEM 2:       ITEM 3:        ITEM 4:       ITEM 5:           ITEM 6:        ITEM 7:         ITEM 8:
   NAME OF ISSUER    TITLE OF CLASS   CUSIP        FAIR MARKET   SHARES OR   INVESTMENT  DISCRETION MANAGER  VOTING  AUTHORITY
                                      NUMBER          VALUE      PRINC. AMT.   SOLE  SHARED  OTHER          SOLE    SHARED    NONE
Agere CONV            CONVERTIBLE    00845VAA8           10,175     10000000    X                           100000~
6.5% Due 12/15/09
Cymer CONV            CONVERTIBLE    232572AE7            1,048    1,000,000    X                           1000000
3.5% 2/15/09
ExpressJet Hold CONV  CONVERTIBLE    30218UAB4            3,775    4,000,000    X                           4000000
4.250% Due 08/01/23
Intel Corp CONV       CONVERTIBLE    458140AD2            3,168    3,500,000    X                           3500000
2.950% Due 12/15/35
Maxtor Corp CONV      CONVERTIBLE    577729AC0            1,673    1,500,000    X                           1500000
6.800% Due 4/30/2010
Mentor Graph CONV     CONVERTIBLE    587200AD8            3,705    3,586,000    X                           3586000
FLOAT% Due 8/6/2023
Yahoo! Inc. CONV      CONVERTIBLE    984332AB2              324      250,000    X                            250000
zero Due 04/01/08
Adobe Systems Inc     COMMON STOCK   00724F101            4,585      111,500    X                            111500

Autodesk, Inc         COMMON STOCK   052769106            3,245       80,200    X                             80200

AFLAC Incorporated    COMMON STOCK   001055102           23,106      502,300    X                            502300

Altera Corporation    COMMON STOCK   021441100            5,996      304,700    X                            304700

Applied Materials     COMMON STOCK   038222105            8,303      450,000    X                            450000

Amgen, Inc.           COMMON STOCK   031162100            8,955      131,100    X                            131100

Apache Corporation    COMMON STOCK   037411105           43,232      650,000    X                            650000

Avid Technology Inc   COMMON STOCK   05367P100            4,639      124,500    X                            124500

Bed Bath & Beyond     COMMON STOCK   075896100           13,468      353,500    X                            353500

Baldor Electric Co.   COMMON STOCK   057741100              214        6,400    X                              6400

Biogen Idec Inc.      COMMON STOCK   09062X103            1,751       35,600    X                             35600

Cardinal Health, Inc  COMMON STOCK   14149Y108            8,054      125,000    X                            125000

Canon Inc ADR         COMMON STOCK   138006309            9,903      175,000    X                            175000

Commerce Bancorp Inc  COMMON STOCK   200519106            4,409      125,000    X                            125000

Chemed Corp           COMMON STOCK   16359R103           23,889      646,000    X                            646000

Ciena Corp            COMMON STOCK   171779309           12,747      460,000    X                            460000

Coach Inc.            COMMON STOCK   189754104            1,083       25,200    X                             25200

Cree Inc.             COMMON STOCK   225447101            3,551      205,000    X                            205000

Cascade Microtech     COMMON STOCK   147322101              891       68,000    X                             68000

Cisco Systems, Inc.   COMMON STOCK   17275R102           34,217    1,252,000    X                           1252000

Citrix Systems Inc.   COMMON STOCK   177376100           20,409      754,500    X                            754500

Cytyc Corporation     COMMON STOCK   232946103            1,455       51,400    X                             51400

Quest Diagnostics     COMMON STOCK   74834L100            2,650       50,000    X                             50000

Genentech, Inc.       COMMON STOCK   368710406           26,043      321,000    X                            321000

eBay Inc.             COMMON STOCK   278642103           15,591      518,500    X                            518500

Energen Corporation   COMMON STOCK   29265N108            7,041      150,000    X                            150000

Endo Pharmaceuticals  COMMON STOCK   29264F205            8,302      301,000    X                            301000

Electro Scientific    COMMON STOCK   285229100           15,830      786,000    X                            786000

Exar Corp             COMMON STOCK   300645108              143       11,000    X                             11000

Fiserv Inc.           COMMON STOCK   337738108            5,242      100,000    X                            100000

Foot Locker, Inc.     COMMON STOCK   344849104           29,715    1,355,000    X                           1355000

Cedar Fair, L.P.      COMMON STOCK   150185106            8,346      300,000    X                            300000

Graco Inc.            COMMON STOCK   384109104            5,372      135,600    X                            135600

Gen-Probe Inc.        COMMON STOCK   36866T103              524       10,000    X                             10000

The Gap, Inc.         COMMON STOCK   364760108           11,807      605,500    X                            605500

Gevity HR, Inc.       COMMON STOCK   374393106            5,638      238,000    X                            238000

Handleman Co.         COMMON STOCK   410252100               95       14,000    X                             14000

Health Mgmt Associat  COMMON STOCK   421933102            7,483      354,500    X                            354500

Harley-Davidson, Inc  COMMON STOCK   412822108            7,047      100,000    X                            100000

Hyperion Solutions    COMMON STOCK   44914M104              899       25,000    X                             25000

IBM Corporation       COMMON STOCK   459200101           30,651      315,500    X                            315500

Integrated Device     COMMON STOCK   458118106            3,158      204,000    X                            204000

Intel Corporation     COMMON STOCK   458140100           27,955    1,380,500    X                           1380500

Invacare Corporation  COMMON STOCK   461203101           12,766      520,000    X                            520000

Invitrogen Corp.      COMMON STOCK   46185R100           39,109      691,100    X                            691100

J2 Global Telecom     COMMON STOCK   46626E205            8,339      306,000    X                            306000

Johnson & Johnson     COMMON STOCK   478160104           27,418      415,300    X                            415300

J.P. Morgan Chase     COMMON STOCK   46625H100           31,395      650,000    X                            650000

KEMET Corp.           COMMON STOCK   488360108              124       17,000    X                             17000

K-Swiss Inc.          COMMON STOCK   482686102            7,449      242,333    X                            242333

Lincare Holdings, In  COMMON STOCK   532791100            8,486      213,000    X                            213000

Lowe's Cos. Inc.      COMMON STOCK   548661107           10,435      335,000    X                            335000

Microchip Technology  COMMON STOCK   595017104           12,351      377,700    X                            377700

McKesson Corp         COMMON STOCK   58155Q103           25,426      501,500    X                            501500

McCormick & Co        COMMON STOCK   579780206            1,943       50,400    X                             50400

3M Co.                COMMON STOCK   88579Y101           20,348      261,100    X                            261100

Annaly Capital Mgmt   COMMON STOCK   035710409           22,256    1,600,000    X                           1600000

Northwest NaturalGas  COMMON STOCK   667655104            9,125      215,000    X                            215000

O2Micro Ltd. - ADR    COMMON STOCK   67107W100            4,751      555,658    X                            555658

ONEOK, Inc.           COMMON STOCK   682680103           11,211      260,000    X                            260000

Otter Tail Corp       COMMON STOCK   689648103            7,790      250,000    X                            250000

Omnivision Tech Inc.  COMMON STOCK   682128103            4,586      336,000    X                            336000

Patterson Cos. Inc.   COMMON STOCK   703395103            8,593      242,000    X                            242000

Pfizer Inc.           COMMON STOCK   717081103           22,686      875,900    X                            875900

The Proctor & Gamble  COMMON STOCK   742718109           12,854      200,000    X                            200000

Plantronics, Inc.     COMMON STOCK   727493108           11,435      539,400    X                            539400

Powerwave Techs Inc.  COMMON STOCK   739363109            3,141      487,000    X                            487000

Qualcomm Inc.         COMMON STOCK   747525103           11,450      303,000    X                            303000

Rohm and Haas Co      COMMON STOCK   775371107           15,336      300,000    X                            300000

Ross Stores, Inc.     COMMON STOCK   778296103              733       25,000    X                             25000

IMS Health Inc.       COMMON STOCK   449934108           15,152      551,400    X                            551400

Sanmina-SCI Corp      COMMON STOCK   800907107              153       44,400    X                             44400

Sigma-Aldrich Corp    COMMON STOCK   826552101           17,806      229,100    X                            229100

SLM Corporation       COMMON STOCK   78442P106           15,923      326,500    X                            326500

SanDisk Corp.         COMMON STOCK   80004C101            2,797       65,000    X                             65000

Steris Corp           COMMON STOCK   859152100           17,216      684,000    X                            684000

St. Jude Medical      COMMON STOCK   790849103            3,894      106,500    X                            106500

Seagate Technology    COMMON STOCK   G7945J104            2,650      100,000    X                            100000

Southern Union Co     COMMON STOCK   844030106           13,975      500,000    X                            500000

Sunoco, Inc           COMMON STOCK   86764P109            7,795      125,000    X                            125000

The ServiceMaster Co  COMMON STOCK   81760N109           30,238    2,306,500    X                           2306500

Symantec Corp         COMMON STOCK   871503108            5,260      252,300    X                            252300

Sysco Corp            COMMON STOCK   871829107           23,041      626,800    X                            626800

Teleflex Incorporate  COMMON STOCK   879369106           12,725      197,100    X                            197100

Target Corporation    COMMON STOCK   87612E106           24,914      436,700    X                            436700

TIBCO Software Inc.   COMMON STOCK   88632Q103              991      105,000    X                            105000

Taiwan Semicond ADR   COMMON STOCK   874039100            1,093      100,000    X                            100000

Tuesday Morning Corp  COMMON STOCK   899035505           18,131    1,166,000    X                           1166000

Tower Group Inc.      COMMON STOCK   891777104           17,952      577,800    X                            577800

Texas Instruments     COMMON STOCK   882508104           15,091      524,000    X                            524000

United Parcel Svc     COMMON STOCK   911312106            8,998      120,000    X                            120000

Valero Energy Corp    COMMON STOCK   91913Y100           18,735      366,200    X                            366200

ViroPharma Inc.       COMMON STOCK   928241108            1,874      128,000    X                            128000

Walgreen Co.          COMMON STOCK   931422109            9,866      215,000    X                            215000

Wachovia Corporation  COMMON STOCK   929903102            8,827      155,000    X                            155000

WD-40 Company         COMMON STOCK   929236107           13,976      400,800    X                            400800

Wells Fargo & Co.     COMMON STOCK   949746101           14,224      400,000    X                            400000

Whole Foods Market    COMMON STOCK   966837106           15,248      324,900    X                            324900

Williams-Sonoma Inc.  COMMON STOCK   969904101            1,770       56,300    X                             56300

Xilinx, Inc.          COMMON STOCK   983919101            4,845      203,500    X                            203500

Dentsply Intl Inc     COMMON STOCK   249030107            6,418      215,000    X                            215000

XTO Energy Inc.       COMMON STOCK   98385X106            8,234      175,000    X                            175000

Yahoo! Inc.           COMMON STOCK   984332106            2,102       82,311    X                             82311

Zhone Technologies    COMMON STOCK   98950P108               58       44,000    X                             44000

GRAND TOTAL:                                          1,195,009